Recurring Fair Value Measurements (Details) - USD ($)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Aug. 30, 2021
Fair Value Disclosures [Abstract]
Business combination, percentage	30.00%	90.00%	90.00%
Dividend (in Dollars)	$ 0
Working capital loan (in Dollars)	$ 0